Note 21 - Loans and Borrowings - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Minimum lease payments	$ 1,991	$ 290	$ 618	$ 272
Present value of minimum lease payments	1,777	274	578	240
Minimum lease payments, future finance charges	(214)	(16)	(40)	(32)
Total obligations under finance lease	1,777	274	578	240
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	692	147	291	165
Present value of minimum lease payments	660	136	285	145
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	1,299	143	327	107
Present value of minimum lease payments	$ 1,117	$ 138	$ 293	$ 95